Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 26, 2016	Dec. 31, 2015	Dec. 31, 2014
C000169129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth-Income Portfolio - Feeder (Class 1)
Account Value	$ 28,887	$ 28,887	$ 28,887	$ 28,887	$ 23,265	$ 18,450	$ 22,093	$ 17,805	$ 15,692	$ 12,437	$ 12,673	$ 10,355	$ 10,000
Average Annual Return, Percent	24.16%	12.98%	13.69%
C000035589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth-Income Portfolio - Feeder (Class 3)
Account Value	$ 30,746	$ 30,746	$ 30,746	$ 30,746	24,817	19,720	23,686	19,150	16,910	13,447	13,729	11,246		$ 10,117	$ 10,000
Average Annual Return, Percent	23.89%	12.70%		11.89%
C000169133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds VCP Managed Allocation Portfolio - Feeder (Class 1)
Account Value	$ 18,824	$ 18,824	$ 18,824	$ 18,824	15,991	13,796	16,615	14,449	13,186	11,098	11,669	10,166	10,000
Average Annual Return, Percent	17.63%	7.38%	7.95%
C000118754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds VCP Managed Allocation Portfolio - Feeder (Class 3)
Account Value	$ 19,147	$ 19,147	$ 19,147	$ 19,147	16,305	14,108	17,035	14,848	13,582	11,463	12,082	10,560		9,863	10,000
Average Annual Return, Percent	17.43%	7.11%		6.71%
C000169128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Global Growth Portfolio - Feeder (Class 1)
Account Value	$ 24,650	$ 24,650	$ 24,650	$ 24,650	21,684	17,698	23,520	20,209	15,487	11,449	12,598	9,579	10,000
Average Annual Return, Percent	13.68%	9.74%	11.53%
C000035588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Global Growth Portfolio - Feeder (Class 3)
Account Value	$ 26,977	$ 26,977	$ 26,977	$ 26,977	23,821	19,468	25,946	22,345	17,177	12,731	14,032	10,707		10,668	10,000
Average Annual Return, Percent	13.25%	9.45%		10.43%
C000169127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth Portfolio - Feeder (Class 1)
Account Value	$ 40,631	$ 40,631	$ 40,631	$ 40,631	30,865	22,310	31,824	26,101	17,161	13,125	13,178	10,276	10,000
Average Annual Return, Percent	31.64%	18.81%	18.48%
C000035587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Growth Portfolio - Feeder (Class 3)
Account Value	$ 45,145	$ 45,145	$ 45,145	$ 45,145	34,382	24,915	35,637	29,286	19,303	14,804	14,886	11,628		10,652	10,000
Average Annual Return, Percent	31.30%	18.52%		16.27%
C000169130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Asset Allocation Portfolio - Feeder (Class 1)
Account Value	$ 20,400	$ 20,400	$ 20,400	$ 20,400	17,522	15,333	17,713	15,386	13,690	11,293	11,836	10,194	10,000
Average Annual Return, Percent	16.43%	8.30%	9.01%
C000035590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Funds Asset Allocation Portfolio - Feeder (Class 3)
Account Value	$ 21,648	$ 21,648	$ 21,648	$ 21,648	18,632	16,358	18,929	16,489	14,704	12,161	12,783	11,035		10,116	10,000
Average Annual Return, Percent	16.19%	8.04%		8.03%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,395.09088	$ 31,395.09088	$ 31,395.09088	$ 31,395.09088	25,112.11093	19,884.85446	24,282.653	18,866.84616	15,935.00058	12,119.12269	12,674.83159	10,403.56958	10,000	10,138.38	10,000
Average Annual Return, Percent	25.02%	14.53%	14.85%	13.10%
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,168.69589	$ 23,168.69589	$ 23,168.69589	$ 23,168.69589	19,719.95123	16,137.2077	19,767.23828	16,675.95806	14,344.30911	11,330.65085	12,508.22583	10,089.54903	10,000	9,763.57	10,000
Average Annual Return, Percent	17.49%	10.06%	10.70%	9.23%
S And P 500 Managed Risk Index Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Managed Risk Index - Moderate
Account Value	$ 20,532.21251	$ 20,532.21251	$ 20,532.21251	$ 20,532.21251	17,637.31297	15,099.09187	17,382.09962	14,766.653	13,822.00796	11,581.9886	11,833.39905	10,199.2903	10,000	9,884.851873	10,000
Average Annual Return, Percent	16.41%	8.24%	9.09%	7.88%
Sixty S and P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 20,905.71934	$ 20,905.71934	$ 20,905.71934	$ 20,905.71934	$ 18,171.99684	$ 15,443.34733	$ 18,338.27797	$ 15,828.42098	$ 13,796.34225	$ 11,291.91517	$ 11,563.27844	$ 10,124.56455	$ 10,000	$ 10,128.48	$ 10,000
Average Annual Return, Percent	15.04%	8.67%	9.33%	8.52%